Additional cash flows information	9 Months Ended
May 31, 2026
Additional cash flows information.
Additional cash flows information

24. Additional cash flows information

Financing and investing activities not involving cash:

	Nine-month	Nine-month
	period ended	period ended
	May 31,	May 31,
	2026	2025
	$	$
Additions to right-of-use assets	3,843,602	45,280
Lease termination	44,023	32,062
Change in derivative liabilities due to partial settlements of convertible notes - related party	17,578	—
Initial recognition of derivative liabilities	2,867,806	2,215,564
Conversion of Series A Convertible Preferred Shares	—	308,692